Issued capital and reserves & Shareholders of Global Blue - Disclosure of share capital of Global Blue Group Holding A.G. (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	240,191,865	210,323,474
Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,735,950	30,735,950
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	201,226,883	192,534,962
Preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	38,964,982	17,788,512
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	228,592,124	198,414,500
Ownership percentage	100.00%	100.00%
Global Blue Group Holding AG | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	9,155,672	10,076,816
Ownership percentage	4.00%	5.10%
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	22,174,963	21,539,634
Ownership percentage	9.70%	10.80%
Global Blue Group Holding AG | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,735,950	30,735,950
Global Blue Group Holding AG | Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	516,317	516,317
Global Blue Group Holding AG | Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	20,969,283	20,969,283
Global Blue Group Holding AG | Silver Lake and Affiliates
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	109,229,085	109,229,085
Ownership percentage	47.80%	55.10%
Global Blue Group Holding AG | Silver Lake and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,548,415	6,548,415
Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	45,068,965	45,068,965
Ownership percentage	19.70%	22.70%
Global Blue Group Holding AG | Partners Group and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	2,701,935	2,701,935
Global Blue Group Holding AG | CK Opportunities Fund I, LP
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,463,439
Ownership percentage	13.30%
Global Blue Group Holding AG | CK Opportunities Fund I, LP | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	12,500,000	12,500,000
Ownership percentage	5.50%	6.30%
Global Blue Group Holding AG | Ant Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0	0
Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	11,599,741	11,908,974
Global Blue Group Holding AG | GB Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0	0
Global Blue Group Holding AG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	189,731,513	180,626,224
Global Blue Group Holding AG | Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	8,381,155	9,198,164
Global Blue Group Holding AG | Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	22,174,963	21,539,634
Global Blue Group Holding AG | Ordinary shares | Silver Lake and Affiliates
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	97,258,598	97,258,598
Global Blue Group Holding AG | Ordinary shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	40,129,828	40,129,828
Global Blue Group Holding AG | Ordinary shares | CK Opportunities Fund I, LP
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	9,286,969
Global Blue Group Holding AG | Ordinary shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	12,500,000	12,500,000
Global Blue Group Holding AG | Ordinary shares | GB Group
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	11,495,370	11,908,738
Global Blue Group Holding AG | Preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	38,860,611	17,788,276
Global Blue Group Holding AG | Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	774,517	878,652
Global Blue Group Holding AG | Preference shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0	0
Global Blue Group Holding AG | Preference shares | Silver Lake and Affiliates
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	11,970,487	11,970,487
Global Blue Group Holding AG | Preference shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,939,137	4,939,137
Global Blue Group Holding AG | Preference shares | CK Opportunities Fund I, LP
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	21,176,470
Global Blue Group Holding AG | Preference shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0	0
Global Blue Group Holding AG | Preference shares | GB Group
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	104,371	236